RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Non-revolving facility agreements guaranteed by the ultimate significant shareholder	¥ 90,000	¥ 40,000